Deferred income taxes (Schedule of Deferred Income Tax) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax liabilities:
Intangibles
Deferred income tax assets:
Non-capital losses
Net deferred income tax liability